Warrant liability	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Warrant liability
12. Warrant liability

	June 30, 2023 £’000	June 30, 2022 £’000
At January 1	531	8,336
Fair Value changes during the period	(365)	(1,210)

At June 30	166	7,126

	June 30, 2023 £’000	December 31, 2022 £’000
Current	—	402
Non-current	166	129

Total	166	531

The change in fair value of the warrant liability represents an unrealized gain for the six months ended June 30, 2023 and for the six months ended June 30, 2022.
Warrants - private placement
As a part of the private placement transaction
o
n June 3, 2020, the participating investors received conditional warrants entitling them to subscribe for an aggregate of 161,048,366 ordinary shares in the Company. The warrants were conditional on certain resolutions being passed at the Company’s general meeting on June 30, 2020. On the passing of the resolutions, the warrants entitled the investors to subscribe for ordinary shares at an exercise price of £0.348 per warrant and were exercisable until June 2023 when they expired. The warrants were classified as liabilities as the Company did not have an unconditional right to avoid redeeming the instruments for cash. As the warrants
expired during the period, the fair value of the warrant liability was £nil as of June 30, 2023 (£0.4 million as of December 31, 2022). The change in the fair value of £0.4 million was recognized as a gain in the condensed consolidated statement of comprehensive loss. In the six months ended June 30, 2023, no warrants were exercised.
Warrants – bank loan
As of June 30, 2023 and December 31, 2022, the former lenders to the Company have warrants outstanding to purchase a total of 1,243,908 ordinary shares at an exercise price of £2.95 per share exercisable until August 2027 and a total of 1,243,908 ordinary shares at an exercise price of $0.4144 per share exercisable until October 2028.
A
s of
 June 30, 2023, the fair value of these warrants were £0.2
million (December 31, 2022:
£0.1
million. There were
 no warrants exercised during the six months ended June 30, 2023 (
2022:
nil).
Total outstanding warrants
A
s of
 June 30, 2023, a total of 2,487,816
liability-classified warrants are outstanding. The warrants outstanding are equivalent to

0.4
% of the ordinary share capital of the Company.
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	June 30, 2023 £’000	December 31, 2022 £’000
Expected volatility (%)	100	95
Risk-free interest rate (%)	3.45	3.99
Expected life of warrants (years)	4.70	0.5
Market price of ADS($)	1.32	0.75
Model used	Black-Scholes	Black-Scholes
Volatility was estimated by reference to the one-year historical volatility of the share price of the Company.